Income Taxes - Reconciliation of Beginning and Ending amount of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	$ 354	$ 354
Balance at the end of the year	$ 354	$ 354